VIRTUS KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.9%
Canada—5.0%
CAE, Inc.(1)	58,332	$ 895
Computer Modelling Group Ltd.	210,806	775
Pason Systems, Inc.	102,654	983
		2,653

China—4.1%
Autohome, Inc. ADR	10,990	316
Haitian International Holdings Ltd.	983,647	1,862
		2,178

Finland—2.6%
Enento Group Oyj(1)	65,186	1,343
France—1.7%
Alten S.A.	8,076	887
Germany—1.3%
New Work SE	5,760	689
Israel—0.4%
Max Stock Ltd.	156,891	228
Italy—1.1%
Gruppo MutuiOnline SpA	28,986	567
Japan—6.5%
MarkLines Co., Ltd.	106,144	1,718
Meitec Corp.	67,877	1,074
Mercari, Inc.(1)	49,278	657
		3,449

Malaysia—3.2%
Heineken Malaysia Bhd	333,415	1,712
Mexico—1.5%
Corp. Moctezuma SAB de C.V.	259,348	791
Norway—3.0%
Bouvet ASA	320,849	1,602
Poland—1.4%
Grupa Pracuj S.A.	94,617	728
Singapore—3.5%
Haw Par Corp., Ltd.	259,317	1,847
	Shares	Value

South Korea—1.4%
S-1 Corp.	18,233	$ 734
Sweden—2.5%
BTS Group AB Class B	27,170	596
CTT Systems AB	39,760	708
		1,304

United Kingdom—16.8%
AJ Bell plc	419,354	1,249
Auto Trader Group plc	297,137	1,685
Baltic Classifieds Group plc	1,277,104	1,936
FDM Group Holdings plc	141,285	982
Mortgage Advice Bureau Holdings Ltd.	109,826	781
Rightmove plc	422,246	2,253
		8,886

United States—40.9%
Artisan Partners Asset Management, Inc. Class A	21,917	590
Bank of Hawaii Corp.	26,894	2,047
Duck Creek Technologies, Inc.(1)	75,371	893
First Hawaiian, Inc.	82,833	2,040
FTI Consulting, Inc.(1)	16,756	2,777
Landstar System, Inc.	13,840	1,998
MediaAlpha, Inc. Class A(1)	37,671	330
Moelis & Co. Class A	33,341	1,127
NVE Corp.	11,273	526
Ollie’s Bargain Outlet Holdings, Inc.(1)	8,851	457
Primerica, Inc.	20,837	2,572
Ryan Specialty Holdings, Inc. Class A(1)	111,823	4,542
Simpson Manufacturing Co., Inc.	21,846	1,713
		21,612

Total Common Stocks (Identified Cost $59,843)		51,210

Total Long-Term Investments—96.9% (Identified Cost $59,843)		51,210

	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(2)	865,720	$ 866
Total Short-Term Investment (Identified Cost $866)		866

TOTAL INVESTMENTS—98.5% (Identified Cost $60,709)		$52,076
Other assets and liabilities, net—1.5%		796
NET ASSETS—100.0%		$52,872

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	43%
United Kingdom	17
Japan	7
Canada	5
China	4
Singapore	4
Malaysia	3
Other	17
Total	100%
† % of total investments as of September 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$51,210	$25,372	$25,838
Money Market Mutual Fund	866	866	—
Total Investments	$52,076	$26,238	$25,838
There were no securities valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Global Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the  Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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